Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Increase in Net Assets (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total increase in net assets available for benefits per the financial statements	$ 79,903,887	$ 65,032,148
Change in loans deemed distributed	(73,983)	68,698
Net income per Form 5500	$ 79,829,904	$ 65,100,846